Investment Properties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Investment Properties

Buildings RMB million
Cost
As at 1 January 2019	10,227
Additions	3,022
Deductions	(351)

As at 31 December 2019	12,898

Accumulated depreciation
As at 1 January 2019	(480)
Additions	(325)
Deductions	48

As at 31 December 2019	(757)

Net book value
As at 1 January 2019	9,747

As at 31 December 2019	12,141

Fair value
As at 1 January 2019	12,449

As at 31 December 2019	14,870

Buildings RMB million
Cost
As at 1 January 2018	3,366
Additions	6,875
Deductions	(14)

As at 31 December 2018	10,227

Accumulated depreciation
As at 1 January 2018	(302)
Additions	(186)
Deductions	8

As at 31 December 2018	(480)

Net book value
As at 1 January 2018	3,064

As at 31 December 2018	9,747

Fair value
As at 1 January 2018	4,629

As at 31 December 2018	12,449